Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stocks [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2022	$ 2,496	$ 254,638,329			$ (250,969,890)	$ 3,670,935
Beginning balance, shares at Jun. 30, 2022	2,498,408
Stock-based compensation - stock options		4,222,845				4,222,845
Stock-based compensation - restricted stock units and restricted shares	$ 21	1,780,028	$ (2)			1,780,047
Stock-based compensation - restricted stock units, Shares	21,518		(2,288)
Stock-based compensation - issuance of common stock for services rendered	$ 5	372,495				372,500
Stock-based compensation - issuance of common stock for services rendered, shares	5,000
Cashless exercise of options	$ 3	(3)
Cashless exercise of options, Shares	2,256
Cashless exercise of warrants
Cashless exercise of warrants, shares	359
Proceeds from exercise of options		2,240				2,240
Proceeds from exercise of options, shares	80
Proceeds from issuance of common stock, net of costs of $2,492,880	$ 754	49,464,349				49,465,103
Proceeds from issuance of common stock, net of costs, shares	753,925
Proceeds from issuance of common stock, net of costs of $94,160 - Related Party	$ 364	5,905,476				5,905,840
Proceeds from issuance of common stock, net of costs of Related Party, shares	363,636
Unrealized gain on available-for-sale investments				176,591		176,591
Net Loss					(50,255,815)	(50,255,815)
Ending balance, value at Jun. 30, 2023	$ 3,643	316,385,759	$ (2)	176,591	(301,225,705)	15,340,286
Ending balance, shares at Jun. 30, 2023	3,645,183		(2,288)
Stock-based compensation - stock options		808,027				808,027
Stock-based compensation - restricted stock units and restricted shares		380,834				380,834
Issuance of common stock from vesting of - restricted stock units	$ 4	(4)
Issuance of common stock from vesting of - restricted stock units, shares	3,873
Relcassification of unrealized gains on available for sale investments upon settlement				(176,591)		(176,591)
Proceeds from issuance of common stock, net of costs of $2,492,880	$ 43	1,905,793				1,905,836
Proceeds from issuance of common stock, net of costs, shares	43,220
Net Loss					(10,710,464)	(10,710,464)
Ending balance, value at Sep. 30, 2023	$ 3,690	319,480,409	$ (2)		(311,936,169)	7,547,928
Ending balance, shares at Sep. 30, 2023	3,692,276		(2,288)
Beginning balance, value at Jun. 30, 2023	$ 3,643	316,385,759	$ (2)	176,591	(301,225,705)	15,340,286
Beginning balance, shares at Jun. 30, 2023	3,645,183		(2,288)
Stock-based compensation - stock options		2,823,764				2,823,764
Stock-based compensation - restricted stock units and restricted shares		1,763,450				1,763,450
Stock-based compensation - restricted stock units, Shares
Issuance of common stock from vesting of - restricted stock units	$ 122	(97)	$ (25)
Issuance of common stock from vesting of - restricted stock units, shares	122,395		(24,038)
Stock-based compensation - issuance of common stock for services rendered	$ 15	72,885				72,900
Stock-based compensation - issuance of common stock for services rendered, shares	15,000
Deemed dividend for ratchet adjustment to warrants		886,423			(886,423)
Relcassification of unrealized gains on available for sale investments upon settlement				(176,591)		(176,591)
Issuance of additional shares for fractional shares effected by the reverse split
Issuance of additional shares for fractional shares effected by the reverse split, shares	71
Proceeds from issuance of common stock, net of costs of $2,492,880	$ 2,449	27,800,490				27,802,939
Proceeds from issuance of common stock, net of costs, shares	2,433,749
Net Loss					(32,120,533)	(32,120,533)
Ending balance, value at Jun. 30, 2024	$ 6,229	349,732,674	$ (27)		(334,232,661)	15,506,215
Ending balance, shares at Jun. 30, 2024	6,216,398		(26,326)
Beginning balance, value at Sep. 30, 2023	$ 3,690	319,480,409	$ (2)		(311,936,169)	7,547,928
Beginning balance, shares at Sep. 30, 2023	3,692,276		(2,288)
Stock-based compensation - stock options		619,701				619,701
Stock-based compensation - restricted stock units and restricted shares		303,173				303,173
Issuance of common stock from vesting of - restricted stock units	$ 4	(4)
Issuance of common stock from vesting of - restricted stock units, shares	4,305
Proceeds from issuance of common stock, net of costs of $2,492,880	$ 290	7,421,588				7,421,878
Proceeds from issuance of common stock, net of costs, shares	290,090
Net Loss					(8,401,445)	(8,401,445)
Ending balance, value at Dec. 31, 2023	$ 3,984	327,824,867	$ (2)		(320,337,614)	7,491,235
Ending balance, shares at Dec. 31, 2023	3,986,671		(2,288)
Stock-based compensation - stock options		690,921				690,921
Stock-based compensation - restricted stock units and restricted shares		336,376				336,376
Issuance of common stock from vesting of - restricted stock units	$ 15	(12)	$ (3)
Issuance of common stock from vesting of - restricted stock units, shares	14,751		(2,588)
Deemed dividend for ratchet adjustment to warrants		886,423			(886,423)
Proceeds from issuance of common stock, net of costs of $2,492,880	$ 2,116	18,473,109				18,475,225
Proceeds from issuance of common stock, net of costs, shares	2,100,438
Net Loss					(8,067,830)	(8,067,830)
Ending balance, value at Mar. 31, 2024	$ 6,115	348,211,684	$ (5)		(329,291,867)	18,925,927
Ending balance, shares at Mar. 31, 2024	6,101,860		(4,876)
Beginning balance, value at Jun. 30, 2024	$ 6,229	349,732,674	$ (27)		(334,232,661)	15,506,215
Beginning balance, shares at Jun. 30, 2024	6,216,398		(26,326)
Stock-based compensation - stock options		118,898				118,898
Stock-based compensation - restricted stock units and restricted shares		301,491				301,491
Issuance of common stock from vesting of - restricted stock units
Issuance of common stock from vesting of - restricted stock units, shares	3,408
Stock-based compensation - issuance of common stock for services rendered	$ 2	33,448				33,450
Stock-based compensation - issuance of common stock for services rendered, shares	15,000
Deemed dividend for ratchet adjustment to warrants		325,041			(325,041)
Issuance of additional shares for fractional shares effected by the reverse split	$ 12	(12)
Issuance of additional shares for fractional shares effected by the reverse split, shares	120,237
Proceeds from issuance of common stock, net of costs of $2,492,880	$ 163	2,258,900				2,259,063
Proceeds from issuance of common stock, net of costs, shares	1,627,943
Net Loss					(4,152,032)	(4,152,032)
Ending balance, value at Sep. 30, 2024	$ 6,406	352,770,440	$ (27)		(338,709,734)	14,067,085
Ending balance, shares at Sep. 30, 2024	7,982,986		(26,326)
Stock-based compensation - stock options		385,328				385,328
Stock-based compensation - restricted stock units and restricted shares		265,804				265,804
Issuance of common stock from vesting of - restricted stock units
Issuance of common stock from vesting of - restricted stock units, shares	3,807
Exercise of warrants	$ 224	2,901,117				2,901,341
Exercise of warrants, shares	2,231,300
Deemed dividend for ratchet adjustment to warrants		44,424			(44,424)
Cashless exercise of warrants
Cashless exercise of warrants, shares	4,214
Proceeds from issuance of common stock, net of costs of $2,492,880	$ 826	13,414,724				13,415,550
Proceeds from issuance of common stock, net of costs, shares	8,256,000
Net Loss					(7,112,529)	(7,112,529)
Ending balance, value at Dec. 31, 2024	$ 7,456	369,781,837	$ (27)		(345,866,687)	23,922,579
Ending balance, shares at Dec. 31, 2024	18,478,307		(26,326)
Stock-based compensation - stock options		338,412				338,412
Stock-based compensation - restricted stock units and restricted shares		345,372				345,372
Issuance of common stock from vesting of - restricted stock units	$ 7	(5)	$ (2)
Issuance of common stock from vesting of - restricted stock units, shares	67,428		(2,033)
Net Loss					(2,788,418)	(2,788,418)
Ending balance, value at Mar. 31, 2025	$ 7,463	$ 370,465,616	$ (29)		$ (348,655,105)	$ 21,817,945
Ending balance, shares at Mar. 31, 2025	18,545,735		(28,359)